Consolidated Statements of Operations and Comprehensive Income - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Product sales	$ 4,082	$ 554
Cost of sales
Inventory expensed to cost of sales	4,489	384
Production costs	3,983	356
Unrealized gain on revaluation of biological assets	(11,620)	(2,179)
Total recovery of cost of sales	(3,148)	(1,439)
Gross profit	7,230	1,993
Operating expenses
General and administration	6,935	3,435
Stock-based payments	1,862	307
Depreciation	541	382
Total operating expenses	9,338	4,124
Operating loss	(2,108)	(2,131)
Other income (expense)
Interest expense	(126)	(232)
Share of income from Whistler investment	165	163
Gain (loss) on other investments	4,858	(310)
Reversal of impairment loss on loan receivable		725
Other income		27
Total other income	4,897	373
Income (loss) before income taxes	2,789	(1,758)
Income tax expense (recovery)	298	(568)
Net income (loss)	2,491	(1,190)
Other comprehensive income
Gain on revaluation of other investments, net of tax	947	1,584
Unrealized gains reclassified to net income	(1,651)
Comprehensive income	$ 1,787	$ 394
Net income (loss) per share
Basic	$ 0.02	$ (0.02)
Diluted	$ 0.01	$ (0.02)
Weighted average number of outstanding shares
Basic	134,803,542	78,248,192
Diluted	176,789,161	78,248,192